Exhibit 99.1

Enterprise Fleet Financing 2019-1, LLC
Series 2019-1 Asset Backed Notes
Sample Lease Agreed-Upon Procedures

Report To:
Enterprise Fleet Financing 2019-1, LLC
Enterprise Fleet Management, Inc.

1 March 2019

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working world

Ernst & Young LLP
5 Times Square
New York, NY 10036-6530

Tel: +1 212 773 3000
Fax: +1 212 773 6350
ey.com

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Report of Independent Accountants on Applying Agreed-Upon Procedures

Enterprise Fleet Financing 2019-1, LLC
Enterprise Fleet Management, Inc.
600 Corporate Park Drive
St. Louis, Missouri 63105

Re: Enterprise Fleet Financing 2019-1, LLC (the "Issuer")
Series 2019-1 Asset Backed Notes (the "Notes")
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the Issuer, Enterprise Fleet Management, Inc. (the "Sponsor"), Wells Fargo Securities, LLC ("Wells Fargo"), TD Securities (USA) LLC ("TD Securities"), Merrill Lynch, Pierce, Fenner & Smith Incorporated ("BofA Merrill Lynch") and RBC Capital Markets, LLC ("RBC," together with the Issuer, Sponsor, Wells Fargo, TD Securities and BofA Merrill Lynch, the "Specified Parties"), solely to assist the Issuer with respect to certain information relating to a pool of leases (the "Leases") and the vehicles subject to those Leases relating to the Issuer's securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

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For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with:

a. An electronic data file labeled "DATA_TAPE.accdb" and the corresponding record layout and decode information (the "Data File") that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of 31 January 2019 (the "Cutoff Date"),

b. Imaged copies of:

   i. The master equity lease agreement or master walkaway lease agreement, and any corresponding amendments or addendums or other related documents (collectively and as applicable, the "Master Lease Agreement"),

   ii. Certain printed screen shots from the Sponsor's servicing system (the "System Screen Shots"),

   iii. The credit review file (the "Credit Review File"),

   iv. The certificate of title, bill of sale, certificate of origin for a vehicle, application for title, application for certificate of title for a leased motor vehicle or other related documents (collectively and as applicable, the "Title") and

   v. The certificate of insurance, vehicle or equipment certificate of insurance, certificate of liability insurance, evidence of property insurance, self-insurance addendum to the Master Lease Agreement, certificate of self insurance, insurer's notice of coverage, business auto coverage form, business auto declarations, additional insured (lessor) with loss payable clause, Section 11(a) of the Master Lease Agreement and/or other related documents (collectively and as applicable and available, the "Insurance Source Documents," together with the Master Lease Agreement, System Screen Shots, Credit Review File and Title, the "Source Documents")

   that the Sponsor, on behalf of the Issuer, indicated relate to each Sample Lease (as defined in Attachment A),

c. The list of relevant characteristics (the "Sample Characteristics") on the Base Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d. Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Issuer is responsible for the Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Base Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Base Leases (as defined in Attachment A) or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

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We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or

b. Making any findings with respect to:

   i. Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

   ii. The value of the collateral securing the Leases,

   iii. Whether the originator of the Leases complied with federal, state or local laws or regulations or

   iv. Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 March 2019

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Attachment A
Page 1 of 3

Procedures performed and our associated findings

1. As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Data File with a financial issuance description (FIN_ISS_DSC) not containing the word "Base," as shown on the Data File.

   The Data File, as adjusted, is hereinafter referred to as the "Base Data File." The Sponsor, on behalf of the Issuer, indicated that the leases and the vehicles subject to those leases on the Base Data File are the "Base Leases" and are expected to be representative of the Leases.

2. As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 150 Base Leases from the Base Data File (the "Sample Leases"). For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Base Data File.

   For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

3. For each Sample Lease, we:

   a. Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the corresponding System Screen Shots, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A. All such compared information was in agreement.

   b. Observed that the corresponding Master Lease Agreement contained a signature in the lessee signature section of such Master Lease Agreement. We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Master Lease Agreement.

   c. Observed that the corresponding Credit Review File contained either a line of credit authorization form or an addendum to the line of credit authorization form that had an (i) approval and (ii) electronic signature. We performed no procedures to determine the validity of the approval or electronic signature contained in such Credit Review File.

EY
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Attachment A
Page 2 of 3

3. (continued)

d. Compared the completed date, as shown in the corresponding Credit Review File, to the Cutoff Date, and, except for the Sample Leases listed on Exhibit 2 to Attachment A, observed that the completed date, as shown on such Credit Review File, was during the 12 month period ending on the Cutoff Date.

e. Observed the party listed as owner name, security interest holder/lessor name (only for Sample Leases which had a Title from the state of Oregon), lessor (only for Sample Lease Number 76), sold to (only for Sample Lease Number 78) or name of purchaser (only for Sample Lease Number 142) on the corresponding Title, which the Sponsor, on behalf of the Issuer, indicated is the "Owner." As instructed by the Sponsor, on behalf of the Issuer, we listed the Owner that we observed, as shown on such Title, for each Sample Lease on Exhibit 3 to Attachment A. We performed no procedures to determine the validity of any party listed as owner name, security interest holder/lessor name, lessor, sold to or name of purchaser, as shown such Title.

f. Observed the loss payee name for physical damage insurance and additional insured or additional interest (only for Sample Lease Number 61) name for liability insurance on the corresponding Insurance Source Documents (as applicable and available) or corresponding System Screen Shots (as applicable). As instructed by the Sponsor, on behalf of the Issuer, we listed the loss payee name for physical damage insurance and additional insured or additional interest, as applicable, name for liability insurance that we observed, as shown on such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), for each Sample Lease on Exhibit 4 to Attachment A. We also observed on such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), subject to the instructions provided by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 4 to Attachment A, that:

   i. 104 of the Sample Leases have Insurance Source Documents which indicate physical damage and liability insurance coverage and identify "Enterprise FM Trust" as both the loss payee and additional insured,
   ii. 19 of the Sample Leases have Insurance Source Documents which indicate the lessee being self-insured for physical damage and which indicate liability insurance coverage and identify "Enterprise FM Trust" as the additional insured,
   iii. 16 of the Sample Leases have System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for both physical damage and liability and indicate the amount of physical damage and liability insurance that is billed each month,

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Attachment A
Page 3 of 3

3. (continued)

f. (continued)

iv. Six of the Sample Leases have System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for only physical damage and indicate the amount of physical damage insurance that is billed each month and have Insurance Source Documents which indicate liability insurance coverage and identify "Enterprise FM Trust" as the additional insured,

v. Three of the Sample Leases have Insurance Source Documents which indicate the lessee being self-insured for both physical damage and liability,

vi. One of the Sample Leases has Insurance Source Documents which indicate physical damage and liability insurance coverage and identify "Enterprise FM Trust" as both the loss payee and additional interest and

vii. One of the Sample Leases has Insurance Source Documents which indicate physical damage insurance coverage and identify "Enterprise FM Trust" as the loss payee and indicate the lessee being self-insured for liability.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information described in this Item 3.f. that is contained on the Insurance Source Documents or System Screen Shots (as applicable).

Exhibit 1 to Attachment A
Page 1 of 3

Sample Characteristics

Sample Characteristic	Base Data File Field Name	Source Document	Note(s)
Unit number	UNIT_NBR	System Screen Shots	i.
Client number	CLIENT_NUMBER	System Screen Shots	ii.
Legal name of the lessee	CLIENT_NAME	System Screen Shots	iii.
Vehicle make	VEHICLE_MAKE	System Screen Shots	
Vehicle model	VEHICLE_MODEL	System Screen Shots	
Vehicle type	VEH_TYPE_NAME	System Screen Shots	
Contract type	LEASE_TYPE	System Screen Shots	iv.
Lease term	TERM	System Screen Shots	v.
Interest percentage	INT_PCT	System Screen Shots	
Interest adjustment percentage	INT_ADJ_PCT	System Screen Shots	vi.
Vehicle residual value	RESIDUAL_VALUE_AMOUNT	System Screen Shots and recalculation	v., vii.
Vehicle capitalized cost	CAP_COST_AMOUNT	System Screen Shots	v.
Client industry	BUSN_TYPE_DESC	System Screen Shots	viii.

Notes:

i. For identification purposes only.

ii. The Sponsor, on behalf of the Issuer, indicated that for certain Sample Leases (the "Affiliate Sample Leases"), the lessee is identified on the System Screen Shots as a sub-customer of a master customer (the "Master Customer"). For the purpose of comparing the client number Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client number corresponding to the Master Customer, as shown on the System Screen Shots.

iii. For the purpose of comparing the legal name of the lessee Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to:

a. Use the legal name of the Master Customer, as shown on the System Screen Shots, and

b. Ignore differences due to abbreviations, truncations and punctuation.

Exhibit 1 to Attachment A
Page 2 of 3

<u>Notes</u>: (continued)

iv. For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that:

a. A contract type of "type N," as shown on the System Screen Shots, corresponds to a closed term lease (the "Closed Term Sample Leases"), as shown on the Base Data File, and

b. A contract type of "type E," as shown on the System Screen Shots, corresponds to an open term lease (the "Open Term Sample Leases"), as shown on the Base Data File.

v. The Sponsor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity which occurred after the Cutoff Date. For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to only consider account activity which occurred on or prior to the Cutoff Date.

vi. The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

vii. For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 44, 75 and 86) (subject to the additional instructions provided by the Sponsor, on behalf of the Issuer, described in the final two paragraphs of this note vii.), the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:

a. Product of:

i. The monthly depreciation amount and

ii. The difference between the lease term and months in service from

b. Sum of the unit delivered price and accumulated depreciation reserve,

all as shown on the System Screen Shots.

For the purpose of comparing the vehicle residual value Sample Characteristic for Sample Lease Numbers 44, 75 and 86, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:

a. Product of:

i. The unit delivered price,

ii. The depreciation percent and

iii. The difference between the lease term and months in service from

b. Sum of the unit delivered price and accumulated depreciation reserve,

all as shown on the System Screen Shots.

Exhibit 1 to Attachment A
Page 3 of 3

Notes: (continued)

vii. (continued)

For the purpose of the procedures described in this note vii., the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

For the avoidance of doubt with respect to the recalculations described above, the accumulated depreciation reserve, as shown on the System Screen Shots, is a negative value, and the recalculations described above reduce the unit delivered price by such accumulated depreciation value.

viii. For the purpose of comparing the client industry Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client industry corresponding to the Master Customer, as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Credit Review File Completed Dates More Than 12 Months Prior to the Cutoff Date

Sample Lease Number	Completed Date
5	1/11/2018
9	12/8/2017
13	11/9/2017
31	9/19/2017
84	1/21/2018
100	5/19/2017

Note:

The Sponsor, on behalf of the Issuer, indicated that their credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to determine when or if a credit review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to result in an annual credit review, such date is not a defined date for performing a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that credit personnel can use judgment to determine if a review is necessary or if it can be deferred and that common items they might consider include (but are not limited to):

a. Whether or not the client plans to place additional orders over the next year and/or whether the expected timing of those additional orders allows for the credit review to be deferred,
b. The level of risk inherent with the client's fleet,
c. How long they have been a client,
d. Whether the latest financial information may be reviewed without performing a complete credit review (if the credit file is for a public company) and
e. Whether the client has been placed on credit hold or order hold.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, that is described above.

 EtfiibrtS la Attachment A  Page t of 4  Owier  QwG£:  1  Enterprise FM Trust L3R  2  Enterprise F M ErustLSR  3  Enterprise FM Trust  A  Enterprise FM Trust  5  Enterprise FM Trust  G  Enterprise FM Trust  7  Enterprise FM Trust  S  Enterprise FM Trust  9  Enterprise FM Trust  10  Enterprise FM Trust  It  Enterprise FM Trust  12  Enterprise FM Trust  13  Enterprise FMTrust  14  Enterprise FM Irust  15  Enterprise FM Trust  16  Enterprise FM trust  17  Enterprise FM Trust  18  Enterprise FM Trust  19  Enterprise FM Trust  20  Enterprise FM Trust  2t  Enterprise FM Trust  22  Enterprise FM Trust  23  Enterprise FMTrust  24  Enterprise FM Trust LSR  25  Enterprise FM Trust  26  LSR Enterprise FM Trust  27  Enterprise FM Trust E2R  28  Enterprise FM Trust  29  Enterprise FM Trust  30  Enterprise FM Trust  31  Enterprise FM Trust L3fi  33  Enterprise FMTrust -  ■ Lestce  33  Lessee Enterprise FM Trust Lesser  34  Enterprise FMTrust  35  Enterprise FM Trust  36  Enterprise FMTrust  37  Enterprise FMTrust  38  Enterprise FMTrust

 Exhibits to Attachment A  Page 2 of 4  OwMt  39  Enterprise FH Trust  40  Enterprise FMTrust  41  Enterprise FM Trust  42  Enterprise FM Trust  43  Enterprise FM Trust  44  Enterprise FM Trust  45  Enterprise FM Trust  46  Enterprise FM Trust  47  Enterprise FM Trust  48  Enterprise FM Trust  49  Enterprise FM Trust  50  Enterprise FM Trust  51  Enterprise FM Trust  52  Enterprise FM Trust  53  Enterprise FM Trust  54  Enterprise FMTrust  55  Enterprise FM Trust  56  Enterprise FM trust  57  Enterprise FM Trust  58  Enterprise FM Trust  59  Enterprise FMTrust  60  Enterprise FMTrust LSR|  61  Enterprise FM Trust  62  Enterprise FMTrust LSR |  63  LSR Enterprise FMTrust  64  Enterprise FM Tnist  65  Enterprise FMTrust  66  Enterprise FMTrust  67  Enterprise FM Trust lessor  68  Enterprise FM Trust Lessor]  Lessee  69  Enterprise FMTrust  70  Enterprise FM Trust  71  Enterprise FM Trust  72  Enterprise FMTrust LSR  73  Enterprise FMTrust  74  Enterprise FM Trust (Lessor)  75  Enterprise FMTrust  76  Enterprise FMTrust  77  Enterprise FMTrust

 fcfh'buS to Attach merit A  Page 3 of 4  Qacm  73  Enterprise FM Trust  79  Enterprise FM Trust  30  Enterprise FM Trust  31  Enterprise FM Trust  32  Enterprise FM Trust  33  Enterprise Flri Trust Lessor  34  Enterprise FM Trust  35  Enterprise FM Trust LSR  36  Enterprise FM Trust  37  Enterprise FM Trust  33  Enterprise FM Trust  39  Enterprise FM Trust  99  Enterprise FM Trust  91  Enterprise FM Trust  92  Enterprise FM Trust  93  Enterprise FM Trust -1  Lessee  94  Enterprise FM Trust  95  Enterprise FM Trust  96  Lessee Enterprise FM trust lessor  97  Enterprise FM Trust  93  Enterprise FM Trust  99  EnterpriseFM Trust L3R|  199  Enterprise FM Trust  101  Enterprise FM Trust  192  | lessee Enterprise FMTrusUessar  193  Enterprise FM Trust  104  Enterprise FM Trust  105  Enterprise FM Trust  106  Enterprise FM Trust  107  Enterprise FM Trust tesor  103  Enterprise FM l rust Lessor  109  Enterprise FM Trust  110  Enterprise FM Trust  111  Enterprise FM Trust  112  Enterprise FM Trust  113  Enterprise FM Trust  114  Enterprise FM Trust LSR  115  Enterprise FM Trust LSR  116  Enterprise FM Trust  117  Enterprise FM Trust

 bh'bilS to Attachment A Page 4 al 4  OwiBl  -  118  Enterprise FM Trust LSR  US  Enterprise FM Trust  120  Enterprise FM Trust  121  Enterprise FM Trust  122  Enterprise FM Trust  123  Enterprise FM Trust  12 4  Enterprise FM Trust  125  Enterprise FM Trust  126  Lessee  Enterprise FM  Trust Lessor  127  Enterprise FM Trust  128  Enterprise FM Trust  129  Enterprise FM Trust  130  Enterprise FM Trust  131  Enterprise FM Trust  132  Enterpri se FM Trust In Cure of  133  Enterprise FM Trust  134  Enterprise FM Trust  135  Enterprise FM Trust  138  Enterprise FM Trust  137  Enterprise FM Trust  138  Enterprise FM Trust  139  Enterprise FM Trust  140  Enterprise FM Trust  141  Enterprise FM Trust  142  Enterprise FM Trust  143  Enterprise FM Trust LSH  LSE  144  Enterprise FM Trust  145  Enterpri se FM Trust LSR  L5E  146  Enterprise FM Trust Lessor  147  Enterprise FM Trust  148  Enterprise FM Trust  149  Enterprise FMTrust  160  Enterprise FM Trust LSR  LSE

 bh'brt 4 to Attachment A Page l of 5  Leas Paves flame and Add !t}pn j 11 toured or Additional Interest Marne  Lgss Pa^K Name and Additional Insured or Additional IntereSl tame  1  EHi Finical Dama&c Plenam) Liability Plan  ?  Entorpri^c FM Fnist  3  Enterprise HM last  4  Enterprise FM last  5  Enterprise FM Fast  &  Self-insured (physica damage) and Enterprise FM (rjsi [liability  7  LHi Physical Damage Flan and Liability Plan  S  Seif-insured (priysical damage) and Enterprise FM Fast iliability)  Enterprise FM Fast  10  Enterprise FMtnist  11  Serf-Insured (physical damaged and Enterprise FM last (liability}  12  Enterprise FM Fast  13  Enterprise FM Fast  14  Enterprise FM la St  IS  Enterprise FM Fast  16  Enterprise FM Fast  17  Enterprise FM Fast  IS  Self-insured (physical damage} arm Enterprise FM Fast (liabitiiyj  10  Enterprise FM Fast  20  Serf insured (physicat damage}end Enterprise FM Fast [liability}  21  Enterprise FM Fast  22  ehi Physical Damage pian and liability Piac  23  Enterprise FM Fast  24  Enterprise FM Fa st  75  Enterprise FM Fast  26  Em Physical Damage PU n and Liability Flan  27  Sctf-Insured [physical damage} and Enterprise FM Fast [liability}  28  Self-Insured (phyarcai damage} and Enterprise FM Fast (liability)  29  Enterprise PM Fast  30  EHI Physical Damage Plan and Liability Plan  31  EKI Physical Damage Plan and Liability p|j n  32  Seif insured (physical damage} and Enterprise FM Fast (in unity}  33  Enterprise FM Fast  34  Enterprise FM Fast  35  Seif-Insured (physical damage}and Enterprise FM Fast (liability}  38  EHI Physical Damage Plan arvd Enterprise FM Fast (liability}

Exhibit 4 to Attachment A
Page 2 of 5

Sample Lease Number	Loss Payee Name and Additional Insured or Additional Interest Name
37	Enterprise FM Trust
38	Enterprise FM Trust
39	EHI Physical Damage Plan and Enterprise FM Trust (liability)
40	Enterprise FM Trust
41	Self-Insured (physical damage and liability)
42	Enterprise FM Trust
43	Enterprise FM Trust
44	Enterprise FM Trust
45	Enterprise FM Trust
46	EHI Physical Damage Plan and Liability Plan
47	Enterprise FM Trust
48	Enterprise FM Trust
49	Enterprise FM Trust
50	Enterprise FM Trust (physical damage) and self-insured (liability)
51	EHI Physical Damage Plan and Liability Plan
52	Enterprise FM Trust
53	Enterprise FM Trust
54	Self-Insured (physical damage) and Enterprise FM Trust (liability)
55	Self-Insured (physical damage) and Enterprise FM Trust (liability)
56	Enterprise FM Trust
57	Enterprise FM Trust
58	Enterprise FM Trust
59	Enterprise FM Trust
60	Enterprise FM Trust
61	Enterprise FM Trust
62	Enterprise FM Trust
63	Self-Insured (physical damage and liability)
64	Self-Insured (physical damage) and Enterprise FM Trust (liability)
65	Enterprise FM Trust
66	Enterprise FM Trust
67	EHI Physical Damage Plan and Enterprise FM Trust (liability)
68	Enterprise FM Trust
69	Enterprise FM Trust
70	Self-Insured (physical damage) and Enterprise FM Trust (liability)
71	Enterprise FM Trust
72	EHI Physical Damage Plan and Liability Plan
73	Enterprise FM Trust

bh'brt 4 to Attach merit A Page 3 oC 5  loss Pay« Name and Additional insured or Additional IrHerpji Marne  74  Enterprise FM Trust  75  Enterprise FM Trust  76  Enterprise FM Trust  77  Enterprise FM Trust  73  Seif-lnsured (physical damage}and Enterprise FM Trust i lia-bilitv}  79  Enterprise FM Trust  BO  Enterprise FM Trust  01  Self-Insured (phys l-j! damage}and Enterprise PM Trust nubility}  82  Enterprise FM Trust  83  tm Physecai Damage Plan and Liability Plan  84  Self-Insured (physical damage}and Enterprise FM TniSt I liability}  as  Enterprise FM Trust  86  Enterprise FM Trust  87  Enterprise FM Trust  83  Enterprise FM Trust  89  Enterprise FM Trust  30  HeM'-insured (physical damage and liability)  91  t m Physical Damage Plan and Liability Plan  82  Enterprise FM Trust  93  Enterprise FM Trust  94  Enterprise FM Trust  85  Enterprise FM Trust  88  Enterprise FM Trust  97  Enterprise FM Trust  93  Enterprise FM Trust  99  EMI Physical Damage Plan and Liability flan  100  Sett-Insured (physical damage} and Enterprise FM Trust (liability}  101  Enterprise FM Trust  102  Enterprise FM Trust  103  EMI Physical Dam&ge Plan and Liability Plan  104  Enterprise FM Trust  105  Enterprise FM Trust  106  Enterprise FM Trust  107  Enterprise FM Trust  108  Self-Insured (physical damage) and Enterprise FM Trust (liability}  109  Enterprise FM Trust  110  Enterprise FM Trust

 bh'brt 4 :o Attach merit A Page 4 oC 5  lqk Pajtfl Name and Additional insured or Additional Interest name  Ill  Enterprise FM TmSl  112  Enterprise FM Trust  113  Enterprise FM Tiust  114  EHI Physical Damage Plan and Enterprise FM Trust (liability)  115  Enterprise FM Trust  115  Enterprise PM Trust  117  EHI Physical Damage Plan and Enterprise FM Tnist (liability)  llfl  Enterprise FM Trust  119  Enterprise FM Trust  125  Enteipnse PM Trust  131  Enterprise FM Trust  122  EHI Physical Damage Plan and Liab lily Plan  123  Enterprise FM Trust  124  Enterprise FM Trust  135  Enterprise FM Trust  136  Enterprise FM Tmfit  137  Enterprise FM Trust  126  Enterprise FM Trust  129  Enterprise FM Trust  155  Enterprise FM Trust  151  Self-Inured (physical damagefand Enteiprise FM Trust [liability)  152  Enterprise FM Trust  133  Enterprise FM Trust  154  Enterprise FM Trust  155  Enterprise FM Imsl  156  Enterprise PM Trust  137  EHI Physical Damage Plan and Liability Plan  156  Enterprise FM Trust  159  Enterprise FM Trust  145  EHI Physical Damage Plan and Enterprise FM Trust (liability)  141  Enterprise FM Trust  142  Enterprise fm Trust  143  Enterprise FM Trust  144  Enterprise PM Trust  145  Enterprise FM Trust  146  Enterprise FM Trust  147  Enterprise FM Trust

 bh'brt i :o Attainment A  Page 5 oC 5  Sample  Lease Npmbcr loss Pam No me and AddJflpnai insured or flddi tionai inicfcsi name  143  EHl Physical Damage Plan and Uatiilii> Plan  149  Enterprise FM Trust  150  Enterprise FM Trust  I. For me purpose of foe procedure descri bed i n lieni U of Attachment A. for Sample Leases that have System Screen  Shots which indicate "Enterprise Enrollment Coverage" as foe insura nee carrier for both physical damage instanceand had hly insurance, the Sponsor an dchalf of ihe tssucrH instructed its to use 'Em Physical Damage Plan andLiability Plan" foe Ihe lOfiSpayftt narie and iddiUonal Insured name.  it. For the purpose of the procedure dosed bed i n Hem 3.f. of Attachment A for Sample Leases that have System Screen  Shots which indicate 'Enterprise Enrollment Coverage" as me insurance earner tor physical damage insurance only,the Sponsor, on behatf of foe issuer, instructed ns to use "EHl Physical Damage Plan" for Hie toss payee name.  Wc performed no procedures to determine the accuracy, cnmpleleness or reasonableness of Lhe Instructions provided by theSponsor, on behalf of foe Issuer, that are described in the notes above.